UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6307

                      (Investment Company Act File Number)


                  Federated Intermediate Government Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  GOVERNMENT AGENCIES--26.8%
                  FEDERAL HOME LOAN BANK SYSTEM-20.8%
  $ 7,500,000     5.000%, 9/18/2009                                                                                   $    7,468,097
                  FEDERAL HOME LOAN MORTGAGE CORP.-6.0%
    2,250,000   1 4.500%, 7/15/2013                                                                                        2,166,903
                      TOTAL GOVERNMENT AGENCIES                                                                            9,635,000
                      (IDENTIFIED COST $9,662,632)
                  MORTGAGE-BACKED SECURITIES-32.9%
                  FEDERAL HOME LOAN MORTGAGE CORP.-32.9%
    2,520,669   2 6.500%, 12/1/2015- 11/1/2036                                                                             2,560,887
    2,500,000   2 5.000%, 6/1/2037                                                                                         2,378,521
    3,500,000   2 5.500%, 6/1/2037                                                                                         3,416,409
    3,500,000   2 6.000%, 7/1/2037                                                                                         3,494,280
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                    11,850,097
                      (IDENTIFIED COST $11,977,231)
                  ADJUSTABLE RATE MORTGAGE--1.0%
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION HYBRID ARM--1.0%
      360,838     3.742%, 6/1/2033 (IDENTIFIED COST $361,571)                                                                359,839
                  COLLATERALIZED MORTGAGE OBLIGATIONS--49.3%
                  FEDERAL HOME LOAN MORTGAGE CORP.-5.0%
    1,791,295     REMIC 2981 FA, 5.720%, 5/15/2035                                                                         1,795,332
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-44.3%
    4,428,590     REMIC 370 F21, 5.620%, 5/25/2036                                                                         4,438,083
    4,445,425     REMIC 2006-58 FP, 5.620%, 7/25/2036                                                                      4,461,125
    4,100,739     REMIC 2006-85 PF, 5.700%, 9/25/2036                                                                      4,117,084
    2,944,225     REMIC 2007-30 QF, 5.610%, 4/25/2037                                                                      2,942,008
                      TOTAL                                                                                               15,958,300
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           17,753,632
                      (IDENTIFIED COST $17,706,216)
                  REPURCHASE AGREEMENT--23.0%
    8,269,000     Interest in $2,000,000,000 joint repurchase agreement, 5.32%, dated 5/31/2007, under which               8,269,000
                  Societe Generale, London will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2040 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372. (AT COST)
                      TOTAL INVESTMENTS - 133.0%                                                                          47,867,568
                      (IDENTIFIED COST $47,976,650)3
                      OTHER ASSETS AND LIABILITIES - NET -- (33.0)%                                                     (11,886,894)
                      TOTAL NET ASSETS - 100%                                                                         $   35,980,674

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

2 All or a portion of these securities may be subject to dollar roll transactions.

3 At May 31, 2007, the cost of investments for federal tax purposes was $47,976,650. The net unrealized depreciation of investments for federal tax purposes was $109,082. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $53,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,709.

     At May 31, 2007, the Fund had the following outstanding futures contracts:

    CONTRACTS                                      NUMBER OF     NOTIONAL VALUE     EXPIRATION DATE         UNREALIZED APPRECIATION/
                                                   CONTRACTS                                                          (DEPRECIATION)
    4U.S. Treasury Notes 2-Year Long Futures       65            $13,246,797        September 2007          $(23,592)
    4 U.S. Treasury Notes 5-Year Long Futures      60            $6,266,250         September 2007          $(20,059)
    4U.S. Treasury Bond Short Futures              20            $2,182,500         September 2007             $9,303
    NET UNREALIZED APPRECIATION/(DEPRECIATION) OF FUTURES                                                   $(34,348)
    CONTRACTS

4    Non-income producing security.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

BY          /S/RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007




BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        JULY 19, 2007